10. EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2021
Notes
10. EARNINGS (LOSS) PER SHARE

10. EARNINGS (LOSS) PER SHARE

Basic and diluted earnings (loss) per share

The calculation of basic and diluted loss per share for the year ended December 31, 2021 was based on the loss attributable to common shareholders of $5,997 (2020 – $138,911; 2019 – $2,097,599) and a weighted average number of common shares outstanding of 32,738,087 (2020 – 29,313,952; 2019 – 27,564,148).

Diluted loss per share did not include the effect of 833,250 share purchase options and 4,719,641 warrants outstanding at year end (2020 - 1,227,000 share purchase options and 8,834,641 warrants; 2019 - 1,730,750 share purchase options and 8,876,250 warrants) as they are anti-dilutive.